Business Combination	6 Months Ended
Jun. 30, 2024
Business Combination [Abstract]
BUSINESS COMBINATION

NOTE 3 - BUSINESS COMBINATION

On May 31, 2024 (The “Closing date”), the Company closed a purchase transaction with the shareholders of Acroname Inc. (“Acroname”), a US company specializing in advanced automation and control technologies, to acquire 100% of its equity, for a total cash consideration of $9.1 million, of which $1.3 in consideration of the amount of cash held by Acroname at closing. The purchase price is subject to a post-closing adjustment for net working capital. In addition, the Company shall be obligated to pay Acroname’s former shareholders earn out payments of up to $7.2 million in cash, of which payment of $1.5 million upon completion of a development of a certain product by June 2026, and the remaining payment depending on the achievement of certain revenue, EBITDA and cashflow targets in 2024 and 2025.

The following table summarizes the fair value of the consideration transferred to Acroname shareholders:

U.S. dollars in thousands
Cash payment	9,160
Fair value of earnout liability (*)	2,036
Total consideration	11,196

(*) The Company recorded earn out liability in connection with its business combination at fair value on the acquisition date.

The results of operations of Acroname have been included in the consolidated financial statements since the Closing date. The amounts of revenues and net loss related to Acroname that are included in the Company’s consolidated statements of operations for the period starting from the Closing date to June 30, 2024, are $445 thousand and $121 thousand, respectively (including amortization of tangible and intangible assets in the amount of $78 thousands).

The Company accounted for the transaction in accordance with Accounting Standard Codification (“ASC”) 805, Business Combinations, and following the transaction, the Company consolidates all assets and liabilities included in the transaction in accordance with ASC 810, Consolidation.

In the second quarter of 2024, the Company incurred $0.4 million of acquisition-related costs. Such costs are included under General and administrative expenses in the consolidated statements of operations.

Accounting guidance provides that the allocation of the purchase price may be adjusted for up to one year from the date of the acquisition to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. The primary area of the purchase price allocation that is not yet finalized is related to intangible assets, inventory, certain tax matters and the related impact on goodwill.

The following table summarizes the purchase price allocation to the fair value of the assets acquired and liabilities assumed:

Allocation
of Purchase
Price
U.S. dollars in thousands

Cash and cash equivalents	1,360
Accounts Receivables	294
Inventory (1)	2,635
Other current assets	123
Property and equipment	25
Operating lease right-of-use assets	650
Core Technology (2)	4,653
Customer relationships (3)	597
Goodwill (4)	1,847
Total assets acquired	12,184
Operating leases liabilities	(650)
Other liabilities	(338)
Total liabilities assumed	(988)

Net assets acquired	11,196

(1)	The estimated fair value of the finished goods inventory was deriving from its cost value, as of the valuation date, with the addition of the gross profit of Acroname, and after deducting the direct selling expenses with relation to the inventory, and the marketing profit.

(2)	The acquired company is deemed to have an underlying technology of a value, through its continued use or re-use in many products or many generations of a singular product (a product family). The fair value of Core Technology was estimated by applying the income approach, specifically the Multi Period Excess Earnings method. Core Technology is amortized over a period of 5.6 years. The discount rate for Acroname’s technology was estimated at 25.3% reflecting the WACC.

(3)	The fair value of the Customer relationships was estimated by applying the income approach, specifically the distributor method. The Customer relationships are amortized over a period of 5.6 years. The discount rate for Acroname’s customer relationship was estimated at 25.3% reflecting the WACC.

(4)	Goodwill is primarily related to the workforce, expected synergies such as potential cost savings in operations as a result of the business combination as well as potential future development of the mutual development projects. The goodwill is deductible for tax purposes. All of the $1,847 thousand of goodwill was assigned to Audio Video segment.

The following unaudited pro forma summary presents condensed consolidated information of the Company as if the business combination had occurred on January 1, 2023. The pro forma results below include the impact of certain adjustments related to the amortization of tangible and intangible assets, transaction-related costs, and the related income tax effects. This pro forma presentation does not include any impact from transaction synergies or any other material, nonrecurring adjustments directly attributable to the business combination.

	Unaudited Pro-forma
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023

Revenues	28,445	51,144	14,791	25,658
Net loss	(18,506)	(11,312)	(8,954)	(4,700)